Related Party Transactions - Additional Information (Details)	1 Months Ended		12 Months Ended
	Jun. 30, 2017 D	Apr. 30, 2013 USD ($)	Dec. 31, 2018 USD ($)	Jun. 01, 2017
Acquisitions from KNOT | Vigdis Knutsen
Related Party Transaction
Percentage of interest acquired				100.00%
Number of days vessel went off-hire due to damage | D	6
KNOT UK | Administrative Services Agreement
Related Party Transaction
Period of notice for termination of agreement			90 days
KNOT
Related Party Transaction
Period of indemnification for certain environmental and toxic tort liabilities		3 years
Deductible for claims related to indemnified environmental and toxic tort liabilities		$ 500,000
Aggregate cap on indemnification for certain environmental and toxic tort liabilities		$ 5,000,000
KNOT | Bodil Knutsen
Related Party Transaction
Period of related party guarantee of payment of hire rate		5 years
KNOT | Windsor Knutsen
Related Party Transaction
Period of related party guarantee of payment of hire rate		5 years
Directors
Related Party Transaction
Director and committee member fees			$ 50,000
Members of audit and conflicts committees
Related Party Transaction
Director and committee member fees			12,000
Chairmen of audit and conflicts committees
Related Party Transaction
Director and committee member fees			$ 3,000
TSSI | KNOT
Related Party Transaction
Percentage ownership in joint venture			50.00%
NYK | KNOT
Related Party Transaction
Percentage ownership in joint venture			50.00%
KNOT | KNOT Management
Related Party Transaction
Ownership percentage acquired			100.00%
KNOT | KNOT Management Denmark AS
Related Party Transaction
Ownership percentage acquired			100.00%
Seglem Holding AS | TSSI
Related Party Transaction
Ownership percentage acquired			100.00%